UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of principal executive offices) (Zip code)

Laurence K. Russian
ABS Investment Management LLC
537 Steamboat Road
Greenwich, Connecticut 06830
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Annual Report

April 30, 2017

ABS Long/Short Strategies Fund

TABLE OF CONTENTS
April 30, 2017

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Summary of Investments	4
Statement of Assets, Liabilities and Shareholders’ Capital	5
Statement of Operations	6
Statements of Changes in Shareholders’ Capital	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to the Financial Statements	10
Fund Management (Unaudited)	14
Other Information (Unaudited)	15

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
ABS Long/Short Strategies Fund

We have audited the accompanying statement of assets, liabilities, and shareholders’ capital, including the schedule of investments of ABS Long/Short Strategies Fund (the Fund) as of April 30, 2017, the related statements of operations and cash flows for the year then ended, and the statements of changes in shareholders’ capital and financial highlights for the year ended April 30, 2017 and for the period from January 4, 2016 (commencement of operations) to April 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2017, by correspondence with the investee funds’ investment advisor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of ABS Long/Short Strategies Fund as of April 30, 2017, and the results of its operations and its cash flows, the changes in shareholders’ capital and financial highlights for each of the respective periods referred to above, in conformity with accounting principles generally accepted in the United States.

Boston, Massachusetts
June 27, 2017

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS
As of April 30, 2017

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*,a — 97.1%
ASIAN EQUITY LONG/SHORT — 6.4%
Kylin Offshore Fund Ltd.	2/1/2012 [d]	$1,400,000	$1,689,102	Quarterly	60 Days [c]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [d]	2,422,570	2,518,381	Quarterly	60 Days [b,c]
		3,822,570	4,207,483
EUROPEAN EQUITY LONG/SHORT — 6.9%
Horseman European Select Fund Ltd. Class A	3/1/2011 [d]	1,187,375	1,172,042	Monthly	30 Days
Pelham Long/Short Fund Ltd. Class A Sub Class 1	1/1/2015 [d]	2,900,000	3,387,405	Monthly	90 Days [c]
		4,087,375	4,559,447
FINANCIAL EQUITY LONG/SHORT — 3.1%
Boathouse Row Offshore Ltd.	4/1/2017	2,000,000	2,022,925	Quarterly	60 Days

GLOBAL EQUITY LONG/SHORT — 30.4%
Cooper Square Offshore Fund, Ltd.	8/1/2013 [d]	2,000,000	2,514,244	Quarterly	60 Days
Lansdowne Developed Markets Fund Limited Class N	9/1/2013 [d]	2,676,410	2,995,754	Monthly	90 Days
Marianas Fund Ltd. Class A NV	6/1/2015 [d]	925,802	923,909	Quarterly	60 Days
Marianas Fund Ltd. Class B NV	4/1/2014 [d]	1,400,000	1,630,279	Quarterly	60 Days
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	2,300,000	2,349,386	Quarterly	45 Days
Soroban Fund L.L.C.	1/1/2016	2,794,906	3,088,398	Quarterly	60 Days [b]
Suvretta Partners, L.P. - Class A	1/1/2016	3,126,837	3,523,171	Quarterly	45 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	2,850,000	3,151,871	Quarterly	60 Days [b]
		18,073,955	20,177,012
HEALTH CARE EQUITY LONG/SHORT — 10.1%
Camber Capital Fund L.P.	1/1/2016	3,029,434	3,135,482	Quarterly	90 Days [c]
Senzar Healthcare International Fund, Ltd.	9/1/2014 [d]	3,359,411	3,581,608	Monthly	30-60 Days
		6,388,845	6,717,090
JAPAN EQUITY LONG/SHORT — 3.8%
Indus Japan Fund, Ltd. Class A	2/1/2012 [d]	1,952,504	2,523,715	Quarterly	30 Days

LATIN AMERICA — 1.5%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	1,000,000	1,009,482	Monthly	90 Days

REAL ESTATE LONG/SHORT — 3.7%
Long Pond Offshore, Ltd.	6/1/2011 [d]	1,116,101	2,478,427	Quarterly	60 Days

TMT EQUITY LONG/SHORT — 12.5%
Light Street Xenon, Ltd. - Class A1 N	10/1/2013 [d]	1,457,346	2,058,817	Quarterly	45 Days
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	3,872,038	4,976,937	Monthly	30 Days
SoMa Offshore, Ltd. Class A Series 2 Founders	1/1/2017	1,200,000	1,225,973	Quarterly	60 Days
		6,529,384	8,261,727

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2017

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 14.4%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [d]	$1,600,000	$2,178,849	Semi-Annually	60 Days
Anchor Bolt Fund, L.P. - Limited Partner C	1/1/2016	1,800,000	1,868,819	Quarterly	60 Days
Lakewood Capital Offshore Fund, Ltd. - Class A Sub-Class 1	4/1/2011 [d]	2,100,000	3,122,139	Quarterly	60 Days
Pagoda International, Ltd. - Class A-E Sub-Fund B	1/1/2016	2,300,000	2,399,421	Quarterly	45 Days
		7,800,000	9,569,228
U.S. SMALL CAP EQUITY LONG/SHORT — 4.3%
ACK Asset Partners II, L.P.	1/1/2016	2,637,185	2,874,043	Quarterly	45 Days

TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 97.1%
(Cost $55,407,919)		55,407,919	64,400,579
TOTAL INVESTMENTS — 97.1%
(Cost $55,407,919)		55,407,919	64,400,579
Other Assets in Excess of Liabilities — 2.9%			1,901,985
SHAREHOLDERS’ CAPITAL — 100.0%			$66,302,564

*	All Portfolio Funds are non-income producing securities.

[a]

Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of April 30, 2017 was $55,407,919 and $64,400,579, respectively.

[b]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[d]	Predecessor fund acquisition (Note 1).

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SUMMARY OF INVESTMENTS
As of April 30, 2017

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	55.8%
United States	32.9%
Bermuda	5.1%
British Virgin Islands	3.3%
Total Investments in Portfolio Funds	97.1%
Total Investments	97.1%
Other Assets in Excess of Liabilities	2.9%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF ASSETS, LIABILITIES AND SHAREHOLDERS’ CAPITAL
As of April 30, 2017

Assets:
Investments in Portfolio Funds, at fair value (cost $55,407,919)	$64,400,579
Cash	2,707,457
Receivable for investments sold	74,615
Total assets	67,182,651

Liabilities:
Capital withdrawals	633,761
Management fees payable	169,299
Distribution and service fees (Note 6)	771
Professional fees payable	44,559
Accounting and administration fees payable	16,715
Directors’ fees payable	3,333
Accrued other expenses	11,649
Total liabilities	880,087

Shareholders’ Capital	$66,302,564

Components of Shareholders’ Capital:
Paid-in capital (unlimited shares authorized, 1,000,000 shares registered, $0.001 par value)	$57,671,451
Accumulated net investment loss	(607,282)
Accumulated net realized gain on investments	245,735
Accumulated net unrealized appreciation on investments	8,992,660
Shareholders’ Capital	$66,302,564

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$66,302,564
Shares of beneficial interest issued and outstanding	654,288
Net asset value, offering price and redemption proceeds per share	$101.3354

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF OPERATIONS
For the Year Ended April 30, 2017

Investment Income:
Interest	$49
Total investment income	49

Expenses:
Management fees	625,833
Offering costs	125,255
Accounting and administration fees	92,621
Professional fees	64,050
Transfer agent fees and expenses	40,560
Other expenses	30,956
Registration fees	20,461
Directors’ fees	10,000
Custodian fees	8,614
Distribution and service fees (Note 6)	1,686
Total expenses	1,020,036
Management fees waived	(329,591)
Net expenses	690,445
Net investment loss	(690,396)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments	210,698
Net change in unrealized appreciation on investments	5,309,407
Net realized and unrealized gain on investments	5,520,105

Net Increase in Shareholders’ Capital from Operations	$4,829,709

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL

	For the Year Ended April 30, 2017	For the Period January 4, 2016* through April 30, 2016
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(690,396)	$(187,815)
Net realized gain	210,698	35,037
Net change in unrealized appreciation (depreciation) on investments	5,309,407	(2,913,010)
Net increase (decrease) in Shareholders’ Capital from operations	4,829,709	(3,065,788)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	17,345,000	15,746,025
Institutional shares[2]	1,350,000 [1]	—
Founders’ shares issued in connection with reorganization of the predecessor fund (Note 1)	—	44,752,356
Payments for shares repurchased:
Founders’ shares	(13,731,923)	(604,535)
Institutional shares[2]	(418,280)[1]	—
Net increase in Shareholders’ Capital from capital transactions	4,544,797	59,893,846

Total increase in Shareholders’ Capital	9,374,506	56,828,058

Shareholders’ Capital:
Beginning of period	56,928,058	100,000
End of period	$66,302,564	$56,928,058

Accumulated net investment loss	$(607,282)	$(187,815)

Capital Share Transactions:
Shares sold:
Founders’ shares	177,597	164,690
Institutional shares[2]	13,121 [1]	—
Founders’ shares issued in connection with reorganization of the predecessor fund (Note 1)	—	447,524
Shares repurchased:
Founders’ shares	(139,363)	(6,411)
Institutional shares[2]	(3,870)[1]	—
Net increase in capital share transactions	47,485	605,803

*	Commencement of operations.

[1]	Reflects operations for the period July 1, 2016 (Institutional Shares commencement of operations) through March 31, 2017.

[2]

On April 1, 2017, the Fund converted the shareholders of the Institutional Shares into the Founders’ Shares. The total number of shares of the Institutional Shares that converted into Founders’ Shares was 9,251 (these amounts are not included on the line items indicated given that this was an intrafund transaction). The value of the converted shares was $999,988, which resulted in the issuance of 735 shares of the Founders’ Shares.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

STATEMENT OF CASH FLOWS
For the Year Ended April 30, 2017

Cash flows from operating activities
Net increase in Shareholders’ Capital from operations	$4,829,709
Adjustments to reconcile net increase in Shareholder’s Capital from operations to net cash used in operating activities:
Purchases of long-term investments	(14,000,000)
Proceeds from investments sold	8,199,575
Net realized gain on investments	(210,698)
Net change in unrealized appreciation on investments	(5,309,407)
Changes in operating assets and liabilities:
Decrease in Portfolio Funds purchased in advance	1,600,000
Decrease in receivable for investments sold	1,261,282
Decrease in receivable from predecessor fund	1,388,437
Decrease in deferred offering costs	113,492
Decrease in sale of shares received in advance	(1,910,000)
Increase in capital withdrawals payable	29,226
Decrease in accrued offering costs	(94,780)
Increase in management fees payable	101,947
Increase in distribution and service fees	771
Decrease in professional fees payable	(10,650)
Decrease in accounting and administration fees payable	(945)
Increase in accrued other expenses payable	1,049
Net cash used in operating activities	(4,010,992)

Cash flows from financing activities
Proceeds from sale of shares	18,695,000
Payments for shares repurchased	(14,150,203)
Net cash provided by financing activities	4,544,797

Net increase in cash	533,805

Cash:
Beginning of year	2,173,652
End of year	$2,707,457

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

FINANCIAL HIGHLIGHTS
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended April 30, 2017**	For the Period January 4, 2016* through April 30, 2016
Net asset value, beginning of period	$93.8163	$100.0000
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment loss	(1.0177)	(0.3095)
Net realized and unrealized gain (loss) on investments	8.5368	(5.8742)
Net Increase (Decrease) in Shareholders’ Capital from Operations	7.5191	(6.1837)

Net asset value, end of period	$101.3354	$93.8163

Total Return(1)	8.01%	(6.18	)%(2)

Ratios and Supplemental Data:
Shareholders’ Capital, end of period (in thousands)	$66,303	$56,928

Net investment loss to average Shareholders’ Capital	(1.10)%	(1.10	)%(3)
Ratio of gross expenses to average Shareholders’ Capital(4)	1.63%	2.33	%(3)
Ratio of expense waiver to average Shareholders’ Capital	(0.53)%	(1.23	)%(3)
Ratio of net expenses to average Shareholders’ Capital	1.10%	1.10	%(3)
Portfolio Turnover	14%	0	%(2)

*	Commencement of operations.

**

On April 1, 2017, the Fund converted the shareholders of the Institutional Shares into the Founders’ Shares. The financial highlights presented for the Founders’ Shares, for the year ended April 30, 2017, only includes operating results of the Founders’ Shares.

(1)	Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any.

(2)	Not annualized.

(3)	Annualized.

(4)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2017

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund. This exchange was nontaxable, whereby the Fund issued 447,524 shares for the net assets of the Predecessor Fund on January 4, 2016. Total assets with a fair market value of $44,752,356 including securities of the Predecessor Fund with a fair value of $40,243,919 (identified cost of investments transferred $33,647,656) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted the shareholders of the Institutional Shares into the Founders’ Shares. As of April 30, 2017, the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, maybe considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2017

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value heirarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement (including the Prospectus and the Statement of Additional Information), the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, SAI and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. Organizational costs and offering costs are subject to the Fund’s expense limitation agreement discussed in Note 3 and offering costs were amortized over twelve months on a straight-line basis from the commencement of operations.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period January 4, 2016 (commencement of operations) through April 30, 2016 and for the year ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2017

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including net investment loss. These reclassifications have no effect on shareholders’ capital or net asset value per share. For the tax period ended September 30, 2016, the following amounts were reclassified:

Paid-in capital	$(270,929)
Accumulated net investment loss	270,929
Accumulated net realized gain on investments	—

As of April 30, 2017, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$8,810,240
Gross unrealized depreciation	(15,333)
Net unrealized appreciation	$8,794,907
Cost of investments	$55,605,672

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies (“PFICs”).

The tax basis of distributable earnings as of September 30, 2016, the Fund’s last tax year adjusted for activity through the Fund’s fiscal year ended April 30, 2017, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years. The capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforward subject to expiration that are described above. The capital loss carryforward will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses*	(163,794)
Unrealized appreciation on investments	8,794,907
Total accumulated earnings	$8,631,113

*	Short-term ($0); Long-term ($18,140)

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

There were no distributions for the tax period ended September 30, 2016.

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2017

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% and Institutional Shares to 1.35% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed, including the Fund’s organizational and offering costs, and/or fees reduced by the Adviser, for a period of three years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares or Institutional Shares, as applicable, in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2019 and may be terminated or extended at any time by the Board. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the year ended April 30, 2017, the Adviser waived management fees totaling $329,591, which included $3,149 of management fees the Adviser waived during the period of operations for the Institutional Shares which will not be eligible for future recapture by the Adviser given that this class in no longer operational. At April 30, 2017, the amount of these potentially recoverable expenses was $535,654 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2019	$209,212
2020	326,442
Total	$535,654

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At April 30, 2017, Shareholders who are affiliated with the Adviser owned approximately 5% of Shareholders’ Capital of the Fund.

5. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6. DISTRIBUTION AND SERVICE PLAN

Pursuant to the conditions of an exemptive order issued by the SEC, the Institutional Shares have adopted a plan in compliance with the provisions of Rule 12b-1 under the Investment Company Act with respect to Institutional Shares (the “Distribution and Service Plan”). Pursuant to the Distribution and Service Plan, during the period the Institutional Shares were operational, the Adviser received an ongoing service fee at an annualized rate of 0.25% of the month-end net assets of the Fund attributable to Institutional Shares for personal services provided to Shareholders and/or the maintenance of Shareholder accounts including, among others, responding to Shareholder inquires and providing information on their investments in the Fund. This fee was paid out of the Fund’s assets and decreased the net profits or increased the net losses of the Fund. The Founders’ Shares are not subject to any service fees under the Distribution and Service Plan.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2017

7. REPURCHASES OF SHARES

Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

8. INVESTMENT TRANSACTIONS

For the year ended April 30, 2017, the purchase and sale of investments, excluding short-term investments, were $14,000,000 and $8,199,575, respectively.

9. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

FUND MANAGEMENT (Unaudited)

The identity of the Board of Trustees and brief biographical information as of April 30, 2017 is set forth below. The Fund’s Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, by calling 1-877-499-9990.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee:
Laurence K. Russian 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1970	Trustee; Chief Executive Officer; President	Since 2015	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.	1	None
Independent Trustees:
Bruce Beaty 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1958	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	President and Chief Executive Officer, Blue Ridge Real Estate Company and Big Boulder Corporation (real estate development and hospitality operations) since August 2011, Chairman of the Board of Directors since 2014 and a Director of each of the companies since 2006.	1	2
Richard Latto 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1963	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	Managing Member, Spray Rock Capital (investment firm) since 2016; Portfolio Manager, Taylor Woods Capital (investment firm) 2015-2016; Managing Director, Longroad Asset Management (asset management firm) from 2001-2015.	1	None
Principal Officers who are Not Trustees:
David J. Finn 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1973	Treasurer and Principal Financial Officer; Chief Compliance Officer and Anti-Money Laundering Officer; Secretary	Since 2015	Chief Financial Officer and Chief Compliance Officer, ABS Investment Management LLC since 2003.	N/A	N/A

ABS Long/Short Strategies Fund

OTHER INFORMATION (Unaudited)
April 30, 2017

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f)(3) A copy of such code of ethics is available without charge, upon request, by calling the Fund at (414) 299-2000. Also, a copy of the code of ethics is attached as an exhibit to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Bruce Beaty is qualified to serve as the audit committee financial expert serving on its audit committee and that Mr. Beaty is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
(a) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $48,000* for the period September 29, 2015 through April 30, 2016 and $48,550 for 2017.

*	Includes fees associated with the Fund’s seed audit.

Audit-Related Fees
(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2016 and $0 for 2017. The fees listed in Item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees
(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $6,825 for 2016 and $6,825* for 2017.

*	At the time of this filing, this was an estimated amount for the Fund’s tax year ended September 30, 2017.

All Other Fees
(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2016 and $0 for 2017.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

100% of these fees were approved by the Trust’s Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant in each of the last two fiscal years for the registrant was $32,000 for 2016 and $32,000 for 2017.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures

I. INTRODUCTION

ABS Long/Short Strategies Fund (the “Fund”) is the beneficial owner of its portfolio securities. Accordingly, the Fund’s Board of Trustees (the “Board”), acting on behalf of the Fund, has the right and the fiduciary obligation to vote proxies relating to the Fund’s portfolio securities in a manner consistent with the best interests of the Fund and its shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Fund (these “Policies and Procedures”).

II. POLICY

A. DELEGATION TO THE INVESTMENT ADVISER.

1. The policy of the Fund is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund’s investment adviser (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

2. The policy of the Fund is also to adopt the policies and procedures used by the Adviser to vote proxies relating to portfolio securities held by its clients, including the Fund (the “Adviser’s Policies and Procedures”).

3. The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4. The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III. FIDUCIARY DUTY

The Adviser is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

IV. PROXY VOTING PROCEDURES

A. ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser’s Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

B. ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, other than the obligation the Adviser incurs as investment adviser to the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

C. RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Fund’s principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1. Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Notify and Obtain Consent of the Board. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, or the Adviser’s Policies and Procedures do not include pre-determined policies, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a. Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the Fund.

b. Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Fund and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V. REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Fund may be revoked by the Board, in whole or in part, at any time.

VI. ANNUAL FILING OF PROXY VOTING RECORD

The Fund shall file an annual report of each proxy voted with respect to portfolio securities held by the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VII. PROXY VOTING DISCLOSURES

A. The Fund shall include in its registration statement:

1. A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

2. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

B. The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

2. A statement that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of April 30, 2017:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Laurence K. Russian	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Guilherme R. Valle	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Alain DeCoster	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table shows information regarding accounts (other than the Fund) managed by Mr. Russian, Mr. Valle and Mr. DeCoster as of April 30, 2017:

Team Member	Pooled Investment Vehicles				Other Accounts
	Number (Total)	Market Value Total	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee(1)	Number (Total)	Market Value (Total)	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee (1)
L. Russian	7	$3.27b	6	$3.25b	4	$.96b	2	$.57b
G. Valle	7	$3.27b	6	$3.25b	4	$.96b	2	$.57b
A. DeCoster	7	$3.27b	6	$3.25b	4	$.96b	2	$.57b

(1)	These columns represent the number and market value of Pooled Investment Vehicles and Other Accounts that pay the Adviser a performance-based fee.

Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Adviser has adopted and implemented policies and procedures, including trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

(a)(3) Compensation Structure of Portfolio Manager

The Portfolio Managers are Managing Members and equity owners of the Adviser. Their compensation consists of a fixed salary, bonus compensation and their respective share of the Adviser’s earnings. Each year, a bonus pool is established based on the net income of the Adviser and calculated pursuant to pre-set formula. The bonus pool is then allocated to Adviser personnel by the Managing Members. Participation in the bonus pool is at the discretion of the Managing Members and is based on subjective factors determined by the Managing Members in their sole discretion.
(a)(4) Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of April 30, 2017:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned(1)
L. Russian	$100,001-$500,000
G. Valle	$100,001-$500,000
A. DeCoster	$500,001-$1,000,000

(1)
No Portfolio Manager beneficially owned Shares directly. Rather, each Portfolio Manager may be deemed to indirectly beneficially own Shares through their respective ownership interests in the Adviser and the Adviser’s 401(k) plan.

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian
Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	July 6, 2017

By (Signature and Title)*	/s/ David J. Finn
David J. Finn, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	July 6, 2017

*	Print the name and title of each signing officer under his or her signature.